Cost of Revenues - Schedule of cost of revenues (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost Of Revenue [Abstract]
Revenue sharing fees		¥ 27,673	¥ 19,550	¥ 25,157
Content and operational costs		513,449	482,641	603,573
Bandwidth costs		56,275	57,095	54,600
Total	[1]	¥ 597,397	¥ 559,286	¥ 683,330

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):